Deposits	12 Months Ended
Dec. 31, 2023
Deposits [Abstract]
Deposits
(9)
Deposits

Deposits at December 31, 2023 and 2022 are summarized as follows:

	In Thousands
	2023	2022
Demand deposits	$389,725	414,905
Savings accounts	320,301	338,963
Negotiable order of withdrawal accounts	934,709	1,070,629
Money market demand accounts	1,156,694	1,301,349
Certificates of deposit $250,000 or greater	548,269	230,408
Other certificates of deposit	942,346	471,249
Individual retirement accounts $250,000 or greater	11,018	7,727
Other individual retirement accounts	64,044	57,475
Total	$4,367,106	3,892,705

Principal maturities of certificates of deposit and individual retirement accounts at December 31, 2023 are as follows:

(In Thousands)
Maturity	Total
2024	$1,228,675
2025	258,962
2026	38,934
2027	22,734
2028	15,579
Thereafter	793
$1,565,677

The aggregate amount of overdrafts reclassified as loans receivable was $858,000 and $1,453,000 at December 31, 2023 and 2022, respectively. The aggregate balances of related party deposits at December 31, 2023 and 2022 were $15,640,000 and $11,823,000, respectively.

As of December 31, 2023 and 2022, Wilson Bank was not required to maintain a cash balance with the Federal Reserve.